SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 12:-     SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company applies ASC topic 280, "Segment Reporting", ("ASC No. 280"). The Company operates in one reportable segment. Total revenues are attributed to geographic areas based on the location of the end customer.

b.	The following tables present total revenues for the years ended December 31, 2014, 2015 and 2016 and long-lived assets as of December 31, 2015 and 2016:

Revenues:

	Year ended December 31,
	2014	2015	2016

North America (*)	$72,243	$102,603	$147,209
Europe	38,376	55,311	77,465
Latin America	14,666	19,134	25,904
Asia and others	16,556	26,470	39,524

	$141,841	$203,518	$290,103

(*) Include revenue from USA in amount of 64,673, 91,661 and 131,796 for 2014, 2015 and 2016 respectively.

Long-lived assets:

	December 31,
	2015	2016

Israel	6,952	7,090
Europe	150	248
North America	1,632	1,412

	$8,734	$8,750